Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Nasdaq Top 30 Stocks ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Automobiles — 4.4%
Tesla, Inc.
(a)
......................... 30,993 $ 13,035,656
Beverages — 1.1%
PepsiCo, Inc. ....................... 23,409 3,169,579
Broadline Retail — 5.3%
Amazon.com, Inc.
(a)
................... 66,380 15,821,009
Chemicals — 1.4%
Linde plc .......................... 7,919 4,109,486
Communications Equipment — 2.6%
Cisco Systems, Inc. ................... 67,508 7,929,490
Consumer Staples Distribution & Retail — 5.5%
Costco Wholesale Corp. ................ 7,599 7,108,637
Walmart, Inc. ........................ 83,552 9,463,099
16,571,736
Entertainment — 1.7%
Netflix, Inc.
(a)
........................ 72,121 5,149,439
Interactive Media & Services — 11.7%
Alphabet, Inc. , Class A ................. 35,939 12,843,520
Alphabet, Inc. , Class C, NVS ............. 33,667 11,895,561
Meta Platforms, Inc. , Class A ............. 18,372 10,348,764
35,087,845
Semiconductors & Semiconductor Equipment — 42.5%
Advanced Micro Devices, Inc.
(a)
........... 26,274 15,262,829
Analog Devices, Inc. ................... 8,343 3,313,589
Applied Materials, Inc. ................. 13,599 9,832,077
Broadcom, Inc. ...................... 29,415 11,111,516
Intel Corp.
(a)
........................ 86,084 12,019,909
KLA Corp. .......................... 22,374 6,750,460
Lam Research Corp. .................. 21,420 9,281,929
Micron Technology, Inc. ................. 19,212 22,176,219
NVIDIA Corp. ....................... 149,333 29,880,040
QUALCOMM, Inc. .................... 18,053 3,336,014
Texas Instruments, Inc. ................. 15,588 4,646,315
127,610,897
Security
Shares
Shares Value
Software — 10.8%
AppLovin Corp. , Class A
(a)
............... 5,236 $ 2,697,744
Crowdstrike Holdings, Inc. , Class A
(a)
........ 4,361 3,328,054
Microsoft Corp. ...................... 45,840 17,099,237
Palantir Technologies, Inc. , Class A
(a)
....... 39,326 4,588,164
Palo Alto Networks, Inc.
(a)
............... 13,976 4,766,096
32,479,295
Technology Hardware, Storage & Peripherals — 11.9%
Apple, Inc. ......................... 90,633 26,225,565
Sandisk Corp.
(a)
...................... 2,537 5,768,453
Seagate Technology Holdings plc .......... 3,840 3,705,600
35,699,618
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc. ..................... 18,535 3,108,875
Total Long-Term Investments — 99 .9%
(Cost: $ 241,888,359 ) .............................. 299,772,925
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62%
(b) (c)
.................. 264,059 264,059
Total Short-Term Securities — 0 .1%
(Cost: $ 264,059 ) ................................. 264,059
Total Investments — 100 .0%
(Cost: $ 242,152,418 ) .............................. 300,036,984
Liabilities in Excess of Other Assets — (0.0) % ............. (23,432)
Net Assets — 100.0% ...............................
$ 300,013,552
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (98)
(b)
$ 98 $ — $ — — $ 130 $ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 339,627 — (75,568)
(b)
— — 264,059 264,059 3,568 —
$ 98 $ — $ 264,059 $ 3,698 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Nasdaq Top 30 Stocks ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 3 09/18/26 $ 183 $ 4,609
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 299,772,925 $ — $ — $ 299,772,925
Short-Term Securities
Money Market Funds ...................................... 264,059 — — 264,059
$ 300,036,984 $ — $ — $ 300,036,984
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 4,609 $ — $ — $ 4,609
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares